FAIR VALUE MEASURMENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 30, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Issued During Period Warrants Exercised		1,923,636
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.00
Outstanding warrants			9,882,025
2011-2012 Placement Agent And Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 0.53	$ 1.00
2011-2012 Placement Agent And Investor [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 0.64	$ 1.23
2011-2012 Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		5,024,950	2,371,827
2011-2012 Placement agent $5.00 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		714,366	338,099
2011-2012 Placement agent $7.50 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		957,264	452,028
2011-2012 Private placement [Member] | Investors And Placement Agent Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 7.50
Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Issued During Period Warrants Exercised			1,824
Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants 1	$ 7.50			$ 7.50
Warrants Issued	96,440
Placement Agents [Member] | 2011-2012 Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Placement Agents [Member] | 2011-2012 Private placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 7.50
Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proceeds from Issuance of Private Placement (in dollars)	$ 2,461			$ 2,461
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Warrants Issued	492,200
Investor [Member] | 2011-2012 Private placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 7.50
Common Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Conversion of Stock, Shares Issued		400,093
Common Stock [Member] | Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Conversion of Stock, Shares Issued			1,824
Common Stock [Member] | Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	96,440			96,440
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00
Common Stock [Member] | Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	492,200			492,200
Warrants Measured At Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants		12,675,789	9,141,163